Equity (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other [Abstract]
Disclosure of number of shares outstanding
The following table summarizes the changes in the number of outstanding common shares and special voting shares of FCA during the year ended December 31, 2018:

	Common Shares	Special Voting Shares	Total
Balance at January 1, 2018	1,540,089,690	408,941,767	1,949,031,457
Shares issued to Key management	10,527,873	—	10,527,873
Balance at December 31, 2018	1,550,617,563	408,941,767	1,959,559,330

Disclosure of analysis of other comprehensive income by item
Other comprehensive income was as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
(Losses)/gains on remeasurement of defined benefit plans	€317	€(72)	€616
Share of gains/(losses) on remeasurement of defined benefit plans for equity method investees	—	2	(5)
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	(4)	14	15
Items relating to discontinued operations	1	8	(32)
Total Items that will not be reclassified to the Consolidated Income Statement (B1)	314	(48)	594

Items that may be reclassified to the Consolidated Income Statement in subsequent periods:
Gains/(losses) on cash flow hedging instruments arising during the period	99	47	(25)
Gains/(losses) on cash flow hedging instruments reclassified to the Consolidated Income Statement	(108)	82	(215)
Total Gains/(losses) on cash flow hedging instruments	(9)	129	(240)
Foreign exchange gains/(losses)	126	(1,982)	509
Share of Other comprehensive income/(loss) for equity method investees arising during the period	(77)	(94)	(97)
Share of Other comprehensive income/(loss) for equity method investees reclassified to the Consolidated Income Statement	(26)	(27)	(25)
Total Share of Other comprehensive (loss)/income for equity method investees	(103)	(121)	(122)
Items relating to discontinued operations	(91)	58	(60)
Total Items that may be reclassified to the Consolidated Income Statement (B2)	(77)	(1,916)	87

Total Other comprehensive income (B1)+(B2)=(B)	237	(1,964)	681
Tax effect	(82)	(30)	(196)
Tax effect - discontinued operations	1	(1)	4
Total Other comprehensive income, net of tax	€156	€(1,995)	€489
The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2018			2017			2016
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
(Losses)/gains on remeasurement of defined benefit plans	€317	€(76)	€241	€(72)	€(18)	€(90)	€616	€(265)	€351
Gains/(Losses) on cash flow hedging instruments	(9)	(6)	(15)	129	(12)	117	(240)	69	(171)
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	(4)	—	(4)	14	—	14	15	—	15
Foreign exchange (losses)/gains	126	—	126	(1,982)	—	(1,982)	509	—	509
Share of Other comprehensive income/(loss) for equity method investees	(103)	—	(103)	(119)	—	(119)	(127)	—	(127)
Items relating to discontinued operations	(90)	1	(89)	66	(1)	65	(92)	4	(88)
Total Other comprehensive income	€237	€(81)	€156	€(1,964)	€(31)	€(1,995)	€681	€(192)	€489